Pension plan obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ 827,631	R$ (206,306)	R$ 288,392
Actuarial gains/(losses) recorded as other comprehensive income	(549,389)	202,889	(172,833)
Asset ceiling	(132,244)
Total gains/(losses)	145,998	(3,417)	115,559
Deferred income tax and social contribution - G1 Plan	(3,671)	(27,864)	15,710
Valuation adjustments to equity	142,327	(31,281)	131,269
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	692,430	(120,934)	126,626
Actuarial gains/(losses) recorded as other comprehensive income	(549,389)	202,889	(172,833)
Asset ceiling	(132,244)
Total gains/(losses)	10,797	81,955	(46,207)
Deferred income tax and social contribution - G1 Plan	(3,671)	(27,864)	15,710
Valuation adjustments to equity	7,126	54,091	(30,497)
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	135,201	(85,372)	161,766
Actuarial gains/(losses) recorded as other comprehensive income
Asset ceiling
Total gains/(losses)	135,201	(85,372)	161,766
Deferred income tax and social contribution - G1 Plan
Valuation adjustments to equity	R$ 135,201	R$ (85,372)	R$ 161,766